CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)		2 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
General and administrative expenses		$ 2,565	$ 589,274			$ 210,806			$ 1,049,053	$ 668,222	$ 893,066
Franchise tax expense			50,000			50,000			150,169	150,000	200,000
Loss from operations		(2,565)	(639,274)			(260,806)			(1,199,222)	(818,222)	(1,093,066)
Interest income		10	13			8,839			1,111	22,725	12,602
Interest earned on restricted cash equivalents held in Trust Account			28,551						1,153,171		398,809
Gain on marketable securities (net), and dividends held in Trust Account						1,142,497				3,299,930	3,565,051
Interest Expense			104						104
(Loss) income before income tax expense (benefit)		(2,555)	(610,814)			890,530			(45,044)	2,504,433	2,883,396
Income tax expense (benefit)	$ 793,057,000		(119,129)			232,380			(170,979)	668,514	797,313
Net (loss) income		(2,555)	(491,685)	$ (4,755)	$ 622,375	658,150	$ 852,775	$ 324,994	125,935	1,835,919	2,086,083
Class A Common stock
Net (loss) income			$ 97,680			$ 865,438			$ 1,173,981	$ 2,493,441	$ 2,966,547
Weighted average shares outstanding, basic and diluted (in shares)			23,000,000			23,000,000			23,000,000	22,909,091	22,934,985
Basic and diluted net income (loss) per share (in dollars per share)						$ 0.04			$ 0.05	$ 0.11	$ 0.13
Class B common stock
Net (loss) income		$ (2,555)	$ (589,365)			$ (207,288)			$ (1,048,046)	$ (657,522)	$ (880,464)
Weighted average shares outstanding, basic and diluted (in shares)		5,000,000	5,750,000			5,750,000			5,750,000	5,750,000	5,750,000
Basic and diluted net income (loss) per share (in dollars per share)		$ 0.00	$ (0.10)			$ (0.04)			$ (0.18)	$ (0.11)	$ (0.15)